Note 20 - Provisions - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Employee entitlements	$ 1,561	$ 1,510	$ 1,459	$ 1,474
Litigation	1,104
Warranty	232
Employee terminations		112	157	616
Onerous contracts		96	94	380
Total	2,897	1,718	1,710	2,470
Employee entitlements	169	148	227	288
Onerous contracts		1,952	1,995
Total	169	2,100	2,222	288
Total	$ 3,066	$ 3,818	$ 3,932	$ 2,758